Transactions with Related Parties - Statement of Income (Table) (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014
Related Party Transaction [Line Items]
Total expenses with related parties	$ 10,170	$ 8,924	$ 20,065	$ 18,346
Tsakos Shipping and Trading S.A.
Related Party Transaction [Line Items]
Tsakos Shipping and Trading S.A. (commissions)	1,919	1,325	3,786	3,166
Tsakos Energy Management Limited
Related Party Transaction [Line Items]
Tsakos Energy Management Limited (management fees)	4,040	3,891	8,081	7,769
Tsakos Columbia Shipmanagement S.A.
Related Party Transaction [Line Items]
Tsakos Columbia Shipmanagement S.A.	565	322	1,115	658
Argosy Insurance Company Limited
Related Party Transaction [Line Items]
Argosy Insurance Company Limited	2,405	2,279	4,801	4,612
AirMania Travel S.A.
Related Party Transaction [Line Items]
AirMania Travel S.A.	$ 1,241	$ 1,107	$ 2,282	$ 2,141